Average Annual Total Returns - AMG GW&K ESG Bond Fund	May 24, 2021
Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	8.93%	[1]
5 Years	4.98%	[1]
10 Years	4.19%	[1]
Since Inception	3.67%	[1],[2]
Inception Date	Apr. 01, 2013	[1]
Class N
Average Annual Return:
1 Year	7.34%
5 Years	5.63%
10 Years	5.04%
Since Inception		[2]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	5.89%
5 Years	4.02%
10 Years	3.48%
Since Inception		[2]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.37%
5 Years	3.68%
10 Years	3.28%
Since Inception		[2]
Class I
Average Annual Return:
1 Year	7.57%
5 Years	5.78%
10 Years
Since Inception	4.12%	[2]
Inception Date	Apr. 01, 2013

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index replaced the Bloomberg Barclays U.S. Government/Credit Bond Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on April 1, 2013.